Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 26,052	$ 21,950
Accounts receivable (net of allowance for doubtful accounts of $88 as of March 31, 2013 and $64 as of December 31, 2012)	4,499	3,743
Accounts receivable - affiliate	12,166	11,911
Due from related party	1,105	2,382
Other current assets	804	645
Total current assets	44,626	40,631
Property, plant and equipment	806,379	795,498
Less: accumulated depreciation	(154,913)	(148,212)
Net property, plant and equipment	651,466	647,286
Regulatory assets	17,023	17,877
Other assets	1,731	1,810
Total assets	714,846	707,604
Current liabilities:
Accounts payable	5,123	9,452
Due to related party	8,325	1,130
Lease obligation - current	10,401	9,537
Accrued liabilities	4,302	10,207
Total current liabilities	28,151	30,326
Lease obligation	201,752	203,305
Other long-term liabilities	2,428	2,760
Total liabilities	232,331	236,391
Partners' capital:
Common units (17,339,718 units issued and outstanding at March 31, 2013 and December 31, 2012)	315,856	310,679
Subordinated units (17,339,718 units issued and outstanding at March 31, 2013 and December 31, 2012)	153,221	148,397
General partner interest (707,744 units issued and outstanding at March 31, 2013 and December 31, 2012)	13,438	12,137
Total partners' capital	482,515	471,213
Total liabilities and partners' capital	$ 714,846	$ 707,604